Investments In Affiliated Companies, Partnerships And Other Companies (Tables)	12 Months Ended
Dec. 31, 2018
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
Investments In Affiliated Companies

	December 31,
	2018	2017
Companies accounted for under the equity method (1)	$144,435	$159,647
Companies accounted for under the fair value method (2)	46,858	5,114
Companies accounted for on a cost basis (3)	4,887	7,577
	$196,180	$172,338

Schedule Of Equity In Net Earnings Of Affiliated Companies	Equity in net earnings (losses) of affiliated companies and partnerships is as follows:

	Year ended December 31,
	2018	2017	2016
Company A	$11,340	$9,579	$6,157
Company B	(2,077)	1,734	2,047
Company C	10,102	6,427	4,253
Company D	(6,275)	(4,129)	(872)
Company E	(9,737)	—	—
Other	(5,575)	(2,250)	(6,361)
	$(2,222)	$11,361	$5,224

The summarized aggregate financial information of companies accounted for under the equity method and the fair value method is as follows:
Balance Sheet Information	Balance Sheet Information:

	December 31,
	2018	2017
Current assets	$392,144	$542,600
Non-current assets	131,636	117,438
Total assets	$523,780	$660,038

Current liabilities	$139,183	$161,414
Non-current liabilities	145,501	223,253
Shareholders' equity	239,096	275,371
Total liabilities and equity	$523,780	$660,038